Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 329	$ 611
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $34,024 and $30,058)	34,132	31,223
Fixed maturities, trading at fair value	55	116
Equity securities, at fair value	743	593
Investments accounted for using the equity method	817	595
Mortgage loans	783	820
Policy loans	174	184
Real estate and other investments	323	358
Total cash and investments	37,356	34,500
Recoverables from reinsurers	298	312
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $42 and $433)	1,381	943
Accrued investment income	326	291
Equity index call options	184	701
Variable annuity assets (separate accounts)	557	644
Funds held as collateral	103	389
Net deferred tax assets	168	0
Other assets	428	340
Total assets	40,801	38,120
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $14 and $137)	36,616	33,316
Life, accident and health reserves	635	658
Variable annuity liabilities (separate accounts)	557	644
Liability for funds held as collateral	103	389
Net deferred tax liabilities	0	33
Other liabilities	351	272
Total liabilities	38,262	35,312
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3
Capital surplus	970	953
Retained earnings	1,488	1,248
Accumulated other comprehensive income, net of tax	31	557
Total shareholder’s equity	2,492	2,761
Noncontrolling interests	47	47
Total equity	2,539	2,808
Total liabilities and equity	$ 40,801	$ 38,120